Related Party Transactions (Details) - Schedule of Payroll Advances - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Payroll Advances [Abstract]
Balance	$ 191,198
Advances	80,350	316,198
Repayment	(5,000)	(125,000)
Balance	$ 266,548	$ 191,198